Share-based compensation - Stock option valuation (Details) - ¥ / shares	Apr. 30, 2019	Oct. 31, 2018	May 09, 2018	Apr. 30, 2018	Oct. 11, 2017	May 03, 2016	Jun. 29, 2015	Jan. 25, 2015	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation
Fair value of underlying ordinary shares (in dollars per share)	¥ 16.65	¥ 26.74	¥ 38.14	¥ 41.33	¥ 30.29	¥ 16.98	¥ 9.66	¥ 4.91
Exercise Price (in dollars per share)	¥ 31.96	¥ 27.93	¥ 30.27	¥ 25.42			¥ 0.27	¥ 0.27
Expected Volatility per annum (as a percent)	30.15%	43.90%	39.30%	45.47%	38.60%	42.00%	38.00%	43.00%
Risk-Free Rate (as a percent)	2.97%	3.15%	2.94%	2.96%	2.35%	1.81%	2.33%	1.81%
Exercise Multiple	0.0	2.5		2.5	2.5	2.5	2.5	2.5
Dividend Yield ( as a percent )
Time to Maturity (Years)	10 years	10 years	5 years	10 years	10 years	10 years	10 years	10 years
Minimum
Share-based compensation
Exercise Price (in dollars per share)					¥ 0.27	¥ 0.27			¥ 0.27	¥ 0.27
Exercise Multiple			5.58
Maximum
Share-based compensation
Exercise Price (in dollars per share)					¥ 27.02	¥ 10.71			¥ 31.96	¥ 31.96
Exercise Multiple			38.33